Convertible Preferred Stock (Details) - Schedule of outstanding Convertible Preferred Stock - EQRx, INC. [Member] - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Conversion of Stock [Line Items]
Shares Authorized	469,955,057
Shares Issued and Outstanding	469,464,496
Carrying Value	$ 811,411
Liquidation Preference	$ 812,537
Conversion Price (per share)		$ 0.79101
Series A [Member]
Conversion of Stock [Line Items]
Shares Authorized	262,070,014
Shares Issued and Outstanding	262,070,014
Carrying Value	$ 243,536
Liquidation Preference	$ 243,882
Conversion Price (per share)	$ 0.9306
Series B [Member]
Conversion of Stock [Line Items]
Shares Authorized	207,885,043
Shares Issued and Outstanding	207,394,482
Carrying Value	$ 567,875
Liquidation Preference	$ 568,655
Conversion Price (per share)	$ 2.7419